Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS – 98.6%
159,114	iShares Core S&P 500 ETF	$98,793,883
6,805	SPDR S&P 500 ETF Trust	4,204,469
164,258	Vanguard S&P 500 ETF	93,303,472
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $145,937,496)	196,301,824

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 1.1%
	PUT OPTIONS – 1.1%
	S&P 500 Index
312	Exercise Price: $5,750.00, Notional Amount: $179,400,000, Expiration Date: September 30, 2025	2,166,840
312	Exercise Price: $2,800.00, Notional Amount: $87,360,000, Expiration Date: September 30, 2025	56,160
	TOTAL PUT OPTIONS
	(Cost $5,127,854)	2,223,000
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $5,127,854)	2,223,000

Principal Amount
	SHORT-TERM INVESTMENTS–1.0%
$1,899,704	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.80%[1]	1,899,703
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,899,704)	1,899,703
	TOTAL INVESTMENTS – 100.7%
	(Cost $152,965,054)	200,424,527
	Liabilities in Excess of Other Assets – (0.7)%	(1,316,548)
	TOTAL NET ASSETS – 100.0%	$199,107,979

Number of Contracts
	WRITTEN OPTIONS CONTRACTS – (0.3)%
	PUT OPTIONS – (0.3)%
	S&P 500 Index
(624)	Exercise Price: $4,250.00, Notional Amount: $(265,200,000), Expiration Date: September 30, 2025	(505,440)
	TOTAL PUT OPTIONS
	(Proceeds $1,117,530)	(505,440)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,117,530)	$(505,440)

ETF – Exchange-Traded Fund

Ironclad Managed Risk Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

[1]The rate is the annualized seven-day yield at period end.